Note 15 - Shareholders' Capital (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Six months ended		Year ended
	Sept. 30, 2019		March 31, 2019
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	149,595,952	$1,088,538	148,394,152	$1,079,055
Share-based awards exercised	1,806,664	10,031	1,201,800	9,483
Balance, end of period	151,402,616	$1,098,569	149,595,952	$1,088,538

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,323,300	$136,771
Shares issued for cash	-	-	338,865	10,447
Preferred shares issuance cost	-	-	-	(253)
Balance, end of period	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital	156,064,781	$1,245,534	154,258,117	$1,235,503